Quarterly Holdings Report
for
Fidelity® Michigan Municipal Income Fund
September 30, 2022
MIR-NPRT3-1122
1.807731.118
Municipal Bonds - 94.1%
	Principal Amount (a)	Value ($)
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	600,000	614,800
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	400,000	409,866
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	985,617
TOTAL GUAM		2,010,283
Michigan - 92.7%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,570,135
5% 5/1/37	1,175,000	1,227,932
Bay City School District Rev. Series 2014:
5% 11/1/26	1,000,000	1,026,905
5% 11/1/27	700,000	718,399
5% 11/1/28	250,000	256,532
Bloomfield Hills Schools District Series 2020, 4% 5/1/50	1,500,000	1,319,963
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,034,929
5% 5/1/33	1,000,000	1,033,461
5% 5/1/34	1,075,000	1,106,566
5% 5/1/35	775,000	797,079
Coopersville Area Pub. Schools Series 2022 I, 4.125% 5/1/52	750,000	681,514
Detroit Downtown Dev. Auth. Tax Series A:
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,340,000	1,370,460
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,811,733
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,035,638
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,750,000	1,776,463
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	2,750,000	2,785,116
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,016,505
Detroit Gen. Oblig.:
Series 2018, 5% 4/1/23	310,000	311,496
Series 2020:
5.5% 4/1/35	690,000	706,566
5.5% 4/1/36	435,000	444,746
5.5% 4/1/37	465,000	474,131
5.5% 4/1/38	490,000	498,518
Series 2021 A:
5% 4/1/37	1,875,000	1,837,087
5% 4/1/39	1,210,000	1,174,942
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured) (FGIC Insured)	25,000	26,992
Series 2006, 5% 7/1/36	10,000	10,015
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	735,000	776,206
5% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	520,000	547,556
5% 4/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	525,434
Farmington Pub. School District Gen. Oblig.:
Series 2015, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,425,000	1,488,019
Series 2020, 4% 5/1/40	3,000,000	2,665,426
Fitzgerald Pub. School District Series 2019, 5% 5/1/37	1,260,000	1,350,207
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,506,172
4% 7/1/41	1,395,000	1,114,737
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,512,034
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021:
5% 1/1/26 (b)	225,000	235,472
5% 1/1/27 (b)	325,000	343,723
5% 1/1/28 (b)	235,000	250,721
5% 1/1/29 (b)	525,000	560,348
5% 1/1/30 (b)	425,000	455,637
5% 1/1/31 (b)	725,000	777,779
5% 1/1/32 (b)	725,000	779,199
5% 1/1/33 (b)	1,000,000	1,070,100
5% 1/1/34 (b)	1,000,000	1,065,104
5% 1/1/35 (b)	850,000	898,043
5% 1/1/36 (b)	600,000	631,711
5% 1/1/37 (b)	700,000	734,258
5% 1/1/38 (b)	1,170,000	1,223,970
5% 1/1/39 (b)	1,000,000	1,043,935
5% 1/1/40 (b)	1,000,000	1,039,921
5% 1/1/41 (b)	1,100,000	1,141,583
5% 1/1/46 (b)	2,000,000	2,054,362
5% 1/1/51 (b)	3,000,000	3,070,117
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	480,000	514,134
Series 2019:
5% 11/1/39 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,257,781
5% 11/1/41 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,355,779
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	511,528
5% 1/1/33	250,000	267,544
5% 1/1/34	550,000	585,533
5% 1/1/35	400,000	424,096
5% 1/1/38	655,000	688,611
Series 2016, 5% 1/1/37	1,250,000	1,299,611
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	261,479
5% 1/1/32	320,000	334,593
5% 1/1/33	550,000	574,739
5% 1/1/34	500,000	522,022
5% 1/1/35	920,000	959,373
5% 1/1/36	385,000	400,878
Grand Traverse County Hosp. Fin. Auth. Series 2019 A:
5% 7/1/44	1,110,000	1,102,698
5% 7/1/49	2,615,000	2,600,203
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	516,713
5% 12/1/26	1,900,000	1,960,307
5% 12/1/28	1,800,000	1,853,727
Series 2018:
5% 12/1/34	1,075,000	1,125,295
5% 12/1/35	1,225,000	1,280,459
5% 12/1/37	1,375,000	1,433,288
5% 12/1/38	875,000	910,346
5% 12/1/43	1,400,000	1,447,685
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	929,164
4% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,197,438
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/27	15,000	15,803
Series 2016 C, 5% 7/1/31	7,000,000	7,379,735
Series 2018 A, 5% 7/1/43	10,000,000	10,309,936
Series 2018 B:
5% 7/1/28	1,125,000	1,211,867
5% 7/1/29	15,000	16,318
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,103,191
Series 2020 B:
5% 7/1/45	1,850,000	1,926,762
5% 7/1/49	1,300,000	1,345,597
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,063,429
5% 5/1/39	1,000,000	1,061,738
Hudsonville Pub. Schools Series 2017:
5% 5/1/31	430,000	459,117
5% 5/1/32	1,200,000	1,277,999
5% 5/1/34	1,000,000	1,059,722
5% 5/1/35	1,000,000	1,058,001
Ingham, Eaton and Clinton Counties Lansing School District Series II, 5% 5/1/24	355,000	364,276
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	1,985,000	1,831,438
4% 5/15/36 (Pre-Refunded to 5/15/26 @ 100)	15,000	15,342
5% 5/15/28	775,000	800,242
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	5,000	5,288
5% 5/15/30	4,970,000	5,090,384
5% 5/15/30 (Pre-Refunded to 5/15/26 @ 100)	30,000	31,730
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45	500,000	373,780
Series 2022:
4% 11/15/31	1,000,000	897,547
4% 11/15/43	2,250,000	1,719,604
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (c)	2,000,000	1,798,116
Series 2019 A:
5% 7/1/24	375,000	386,342
5% 7/1/25	375,000	390,470
Lansing Cmnty. College Series 2019, 5% 5/1/44	3,000,000	3,157,743
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,138,479
5% 5/1/29	1,430,000	1,505,203
5% 5/1/31	500,000	523,721
5% 5/1/32	1,000,000	1,047,099
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,236,360
5% 5/1/34	1,750,000	1,861,352
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	823,836
5% 7/1/30	900,000	950,255
5% 7/1/31	780,000	821,311
5% 7/1/32	1,000,000	1,052,603
5% 7/1/33	705,000	742,085
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I, 3% 10/15/45	6,000,000	4,412,956
Series 2022 I:
4% 10/15/52	1,250,000	1,091,972
5.25% 10/15/57	2,000,000	2,124,341
Series I, 5% 4/15/38	3,000,000	3,091,126
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/30	1,000,000	1,083,497
5% 11/1/31	750,000	809,225
5% 11/1/32	1,000,000	1,075,183
5% 11/1/33	3,250,000	3,480,696
5% 11/1/35	1,000,000	1,065,296
5% 11/1/36	1,250,000	1,328,548
5% 11/1/37	1,500,000	1,590,078
5% 11/1/38	1,595,000	1,685,807
(Detroit Wtr. And Sewerage Dept. Sewage Disp. Sys. Rev. And Rev. Rfdg. Local Proj. Bonds):
Series 2014 C, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,850,000	1,904,684
Series 2014 C3, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	6,000,000	6,137,408
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	10,322
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,250,700
5% 1/1/40	3,000,000	2,993,898
(Kalamazoo College Proj.) Series 2018:
4% 12/1/36	790,000	708,712
4% 12/1/47	2,610,000	2,149,444
(Lawrence Technological Univ. Proj.) Series 2017, 5% 2/1/47	3,195,000	2,911,284
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	753,651
5% 12/1/37	3,270,000	3,344,278
5% 12/1/42	2,120,000	2,128,526
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (c)	3,000,000	2,564,276
Series 2016 E1, 4%, tender 8/15/24 (c)	1,355,000	1,365,811
Series 2012:
5% 11/15/24	660,000	661,412
5% 11/15/26	800,000	801,711
Series 2014 H1:
5% 10/1/25	2,250,000	2,317,618
5% 10/1/39	4,725,000	4,796,849
Series 2015 C:
5% 7/1/26	570,000	590,488
5% 7/1/27	1,465,000	1,513,399
5% 7/1/28	1,500,000	1,544,818
5% 7/1/35	2,100,000	2,144,084
Series 2015 D1:
5% 7/1/34	1,250,000	1,279,821
5% 7/1/35	505,000	516,653
Series 2015 D2, 5% 7/1/34	1,000,000	1,022,033
Series 2016:
5% 11/15/28	2,655,000	2,751,965
5% 1/1/29	1,000,000	1,026,143
5% 11/15/29	2,950,000	3,044,651
5% 1/1/30	1,000,000	1,022,456
5% 1/1/31	1,170,000	1,194,267
5% 1/1/32	1,895,000	1,929,298
5% 1/1/33	1,915,000	1,946,280
5% 1/1/34	2,135,000	2,162,604
5% 11/15/34	1,135,000	1,143,764
5% 11/15/41	11,710,000	11,645,650
Series 2019 A:
4% 12/1/49	7,000,000	6,046,398
4% 2/15/50	4,000,000	3,361,667
5% 11/15/48	9,865,000	9,808,191
Series 2019 MI1, 5% 12/1/48	2,000,000	1,999,917
Series 2020 A:
4% 6/1/35	2,000,000	1,852,453
4% 6/1/37	2,000,000	1,821,673
4% 6/1/40	2,000,000	1,781,829
4% 6/1/49	4,250,000	3,429,501
Series 2020:
4% 11/1/55	2,500,000	2,107,770
5% 6/1/40	3,000,000	3,017,540
Series 2021, 5% 9/1/38	1,270,000	1,302,383
Series 2022:
4% 2/1/27	185,000	177,349
4% 2/1/32	285,000	256,297
4% 2/1/42	745,000	589,643
4% 4/15/42	2,000,000	1,793,142
4% 12/1/46	1,725,000	1,408,339
4% 12/1/51	1,100,000	871,729
Michigan Gen. Oblig. Series 2020 A, 4% 5/15/40	500,000	460,302
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	290,000	251,235
Series 2010 F4, 5% 11/15/47	5,050,000	5,082,400
Series 2016, 5% 11/15/47	13,000,000	12,986,013
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 0.65% 10/1/24	460,000	434,854
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,000,000	2,937,580
Series 2020 C, 3% 6/1/51	3,320,000	3,160,784
Series 2021 A, 3% 6/1/52	3,430,000	3,238,659
Series 2022 A, 5% 6/1/53	2,500,000	2,545,928
Series A:
3.5% 12/1/50	2,625,000	2,543,936
4% 12/1/48	1,185,000	1,173,307
Series C, 4.25% 6/1/49	2,615,000	2,598,501
Michigan State Hsg. Dev. Auth. Series 2021 A, 0.55% 4/1/25	2,750,000	2,540,985
Michigan State Univ. Revs. Series 2019 C, 4% 2/15/44	1,500,000	1,368,814
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.):
Series 2017, 5% 6/30/25 (b)	1,100,000	1,109,459
Series 2018:
4.25% 12/31/38 (Assured Guaranty Muni. Corp. Insured) (b)	840,000	741,617
5% 12/31/25 (b)	1,260,000	1,272,363
5% 12/31/26 (b)	425,000	429,585
5% 6/30/29 (b)	35,000	35,140
(The Detroit Edison Co. Exempt Facilities Proj.) Series 2008 ET2, 1.35% 8/1/29	2,000,000	1,607,741
(The Detroit Edison Co. Poll. Cont. Bonds Proj.) Series 1995 CC, 1.45% 9/1/30	2,000,000	1,583,707
Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	6,000,000	5,720,327
(Graphic Packaging Int'l., LLC Coated Recycled Board Machine Proj.) Series 2021, 4%, tender 10/1/26 (b)(c)	5,000,000	4,812,318
Series 2020:
4% 5/15/27	715,000	679,607
5% 5/15/44	1,500,000	1,311,358
Michigan Technological Univ. Series 2021, 4% 10/1/46	2,835,000	2,488,369
Northern Michigan Univ. Revs. Series 2021:
4% 6/1/39	900,000	820,384
4% 6/1/40	500,000	452,602
4% 6/1/41	1,385,000	1,245,129
4% 6/1/46	1,850,000	1,619,291
5% 6/1/32	375,000	408,903
5% 6/1/33	365,000	395,130
5% 6/1/34	375,000	404,262
5% 6/1/35	375,000	402,910
5% 6/1/36	400,000	429,320
5% 6/1/37	675,000	721,896
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,199,857
5% 5/1/44	1,175,000	1,221,525
Oakland Macomb Intercepto Series 2020 A, 5% 7/1/29	1,500,000	1,649,763
Oakland Univ. Rev.:
Series 2013 A:
5% 3/1/25	995,000	1,000,665
5% 3/1/27	815,000	819,640
5% 3/1/38	2,900,000	2,916,512
Series 2014:
5% 3/1/28	335,000	341,480
5% 3/1/29	525,000	535,010
Series 2016:
5% 3/1/28	1,150,000	1,201,140
5% 3/1/41	3,475,000	3,541,198
Series 2022 B:
5% 3/1/36 (d)	1,135,000	1,181,415
5% 3/1/37 (d)	1,265,000	1,312,229
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,625,458
5% 11/1/34	1,250,000	1,311,014
5% 11/1/35	1,300,000	1,362,118
5% 11/1/39	755,000	787,725
Series 2019, 4% 11/1/38	2,000,000	1,863,356
Series 2021, 4% 11/1/42	1,000,000	892,923
Ravenna Pub. Schools Gen. Oblig. Series 2021, 4% 5/1/51	2,140,000	1,856,805
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,578,368
Rockford Pub. Schools Gen. Oblig. Series 2019 I, 5% 5/1/42	3,050,000	3,230,259
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/24	780,000	800,260
Series 2015, 5% 5/1/24	570,000	584,806
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	2,650,658
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	706,249
4% 7/1/37	820,000	745,576
4% 7/1/39	1,430,000	1,279,488
4% 7/1/40	490,000	434,896
Walled Lake Consolidated School District:
Series 2020, 5% 5/1/36	1,050,000	1,128,814
Series 2022, 5% 5/1/47	1,500,000	1,584,405
Warren Consolidated School District:
Series 2016:
5% 5/1/34	5,630,000	5,856,797
5% 5/1/35	1,250,000	1,298,235
Series 2017:
4% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	750,000	756,571
4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	506,387
Series 2018:
5% 5/1/30	550,000	592,420
5% 5/1/32	1,100,000	1,177,631
5% 5/1/34	1,175,000	1,248,681
5% 5/1/35	1,200,000	1,273,403
5% 5/1/36	1,000,000	1,059,349
5% 5/1/37	1,300,000	1,374,308
5% 5/1/38	800,000	844,238
Wayne County Arpt. Auth. Rev.:
Series 2012 B, 5% 12/1/32 (b)	1,500,000	1,500,816
Series 2014 C:
5% 12/1/29 (b)	720,000	731,807
5% 12/1/31 (b)	860,000	868,383
5% 12/1/34 (b)	1,655,000	1,663,600
Series 2015 D, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	8,165,000	8,327,521
Series 2015 G:
5% 12/1/35	5,435,000	5,567,207
5% 12/1/36	5,760,000	5,895,855
Series 2017 A:
5% 12/1/37	545,000	559,398
5% 12/1/42	1,455,000	1,471,421
Series 2017 B, 5% 12/1/47 (b)	450,000	447,598
Series 2018 B, 5% 12/1/48 (b)	5,000,000	4,978,322
Series 2018 D:
5% 12/1/30 (b)	4,365,000	4,540,629
5% 12/1/31 (b)	2,825,000	2,917,263
5% 12/1/32 (b)	2,945,000	3,027,156
Series 2021 A:
5% 12/1/36	1,000,000	1,045,309
5% 12/1/37	1,500,000	1,564,817
5% 12/1/38	1,250,000	1,300,548
5% 12/1/39	1,500,000	1,557,412
Series 2021 B:
5% 12/1/35 (b)	1,225,000	1,253,108
5% 12/1/37 (b)	1,520,000	1,542,182
5% 12/1/46 (b)	1,280,000	1,279,179
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	1,000,000	932,006
4% 11/15/39	800,000	739,427
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	330,227
5% 11/15/26	400,000	412,453
5% 11/15/28	650,000	668,096
5% 11/15/29	750,000	770,264
5% 11/15/30	855,000	877,049
5% 11/15/31	700,000	716,620
Series 2015 A:
5% 11/15/26	1,000,000	1,038,213
5% 11/15/28	2,505,000	2,587,416
Series 2019 A, 5% 11/15/44	2,000,000	2,082,492
Series 2021 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	300,000	319,936
5% 11/15/30 (Assured Guaranty Muni. Corp. Insured)	200,000	218,124
5% 11/15/31 (Assured Guaranty Muni. Corp. Insured)	150,000	162,933
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	300,000	323,188
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	400,000	427,397
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	400,000	422,864
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	625,000	656,804
5% 11/15/40 (Assured Guaranty Muni. Corp. Insured)	635,000	664,495
5% 11/15/51 (Assured Guaranty Muni. Corp. Insured)	5,000,000	5,146,217
5% 11/15/53 (Assured Guaranty Muni. Corp. Insured)	4,100,000	4,217,188
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,374,528
5% 5/1/30	1,550,000	1,630,981
5% 5/1/32	2,000,000	2,103,803
Zeeland Pub. Schools Series A, 5% 5/1/27	1,000,000	1,038,448
TOTAL MICHIGAN		492,074,994
Puerto Rico - 1.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,643,730	906,014
5.625% 7/1/27	195,000	199,049
5.625% 7/1/29	595,000	608,562
5.75% 7/1/31	1,410,000	1,437,498
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,409,065
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	195,000	165,020
5% 7/1/30	485,000	511,544
5% 7/1/32	360,000	375,494
TOTAL PUERTO RICO		5,612,246
TOTAL MUNICIPAL BONDS (Cost $551,042,380)		499,697,523

Municipal Notes - 2.4%
	Principal Amount (a)	Value ($)
Michigan - 2.4%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 2.75% 10/3/22, LOC PNC Bank NA, VRDN (c)	2,500,000	2,500,000
Michigan Fin. Auth. Rev.:
(Hosp. Proj.) Series 2016 E2, 2.55% 10/7/22, VRDN (c)	2,270,000	2,270,000
Series 2016 E3, 2.25% 10/7/22, VRDN (c)	4,000,000	4,000,000
Univ. of Michigan Rev.:
Series 2012 B, 2.75% 10/3/22, VRDN (c)	1,700,000	1,700,000
Series 2012 D1, 2.65% 10/3/22, VRDN (c)	2,175,000	2,175,000

TOTAL MUNICIPAL NOTES (Cost $12,645,000)		12,645,000

TOTAL INVESTMENT IN SECURITIES - 96.5% (Cost $563,687,380)	512,342,523
NET OTHER ASSETS (LIABILITIES) - 3.5%	18,394,798
NET ASSETS - 100.0%	530,737,321

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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